SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
14.	SUBSEQUENT EVENTS

The Group has evaluated subsequent events throughout the date of issuance of the consolidated financial statements.

On April 2, 2025, the Company closed its IPO of 4,375,000 ordinary shares and the sale of an additional 656,250 ordinary shares (the “Over-allotment”), pursuant to the full exercise of the over-allotment option granted to the underwriters in connection with the IPO. The offering price was $4.00 per share. The aggregate gross proceeds of the IPO and Over-allotment were $20,125,000 before deducting underwriting discounts and offering expenses. The ordinary shares of the Company were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “WTF” on April 1, 2025.

Except for the matters mentioned above and those disclosed elsewhere in the consolidated financial statements, there were no other subsequent events occurred that would require recognition or disclosure in the Group’s consolidated financial statements.